Unit Purchase Options (Tables)	12 Months Ended
Oct. 31, 2019
Unit Purchase Options
Schedule of grant date based on the Black-Scholes pricing model

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	5.5 months
Expected volatility	99	%*

*	Based on the volatility of comparable publicly traded companies

Schedule of finance charge expense and was estimated

Expected dividend yield	Nil
Risk-free interest rate	1.710%
Expected life	2.0 months
Expected volatility	100	%*

*	Based on the volatility of comparable publicly traded companies